Share-based payments reserve (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.5	$ 0.8	$ 1.4	$ 1.6
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	0.1	0.1	0.3	0.2
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.2	$ 0.1	$ 0.7	$ 0.3
Omnibus Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	5,090,117		5,090,117		3,617,450